The "Lava Jato (Car Wash) Operation" and its Effects on the Company - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2017 USD ($) Litigation Program Suit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of Investigation and its effects on company activities LineItems [Line Items]
Percentage of depositions for identified contracts		3.00%
Number of criminal proceedings as an assistant to the prosecutor | Litigation		45
Number of criminal proceedings as an interested party | Litigation		4
Number of integrity due diligence procedures Program | Program		17,000
Number of public civil suits | Suit		15
Compensations for damages relating to the Lava Jato operation | $		$ 252	$ 131	$ 72
Property, plant and equipment [member]
Disclosure of Investigation and its effects on company activities LineItems [Line Items]
Wrote off of capitalized costs | $	$ 2,527	$ 2,527